Consolidated Statement Of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 147	$ 175	$ 157
Change related to retirement plan
Net actuarial gains	1	0	2
Prior service cost	0	(10)	(3)
Amortization of prior service cost	1	(1)	(2)
Amounts included in net periodic benefit cost for the period	2	(11)	(3)
Change in deferred income taxes	(1)	3	1
Change related to retirement plan, net of tax	1	(8)	(2)
Net change in accumulated other comprehensive income	1	(8)	(2)
Comprehensive income	148	167	155
Less: Net income attributable to noncontrolling interests, net of tax	26	40	4
Comprehensive income attributable to TDS shareholders	$ 122	$ 127	$ 151